GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Patents costs are amortized remaining life	7 to 16 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Patent amortization costs	$ 38,271	$ 38,271